FAIR VALUE MEASUREMENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
FAIR VALUE MEASUREMENTS

NOTE 14    Fair Value Measurements

The following tables present fair value information as of June 30, 2024 and June 24, 2024, the date of the Business Combination. The Company did not have any fair value instruments as of December 31, 2023. The Company’s financial liabilities that were accounted for at fair value on a recurring basis and indicate the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value:

June 30, 2024	Fair Value	(Level 1)	(Level 2)	(Level 3)
Liabilities:
Convertible note-Quantum	$4,697,050	$—	$—	$4,697,050
ELOC	$638,321	$—	$—	$638,321
Additional Bridge Note	$397,408	$—	$—	$397,408
Exchange Note	$5,666,873	$—	$—	$5,666,873

June 24, 2024	Fair Value	(Level 1)	(Level 2)	(Level 3)
Liabilities:
Extension Note – Bifurcated Derivative	$33,000	$—	$—	$33,000
ELOC	$694,512	$—	$—	$694,512
Additional Bridge Note	$466,646	$—	$—	$466,646
Exchange Note	$6,155,925	$—	$—	$6,155,925

Measurement

Quantum Convertible Note

The Company established the initial fair value for the Quantum Convertible Note as of June 25, 2024, which was the date the Quantum Convertible Note was funded. As of June 30, 2024, the fair value was remeasured. As such, the Company used the Monte Carlo model (“MCM”) that fair values the debt. The MCM was used to value the Quantum Convertible Note for the initial periods and subsequent measurement periods. The initial value in excess of proceeds on June 25, 2024, was recognized in the statement of operations under loss on issuance of financial instruments. The change in fair value between initial measurement and June 30, 2024, was recognized in the statement of operations under change in fair value of financial instruments.

The Quantum Convertible Note was classified within Level 3 of the fair value hierarchy at the initial measurement date and as of June 30, 2024, due to the use of unobservable inputs. The key inputs into the MCM model for the Quantum Convertible Note were as follows at June 30, 2024 and at June 25, 2024:

	June 30, 2024	June 25, 2024
Risk-free interest rate	5.10%	5.10%
Expected term (years)	0.99	1.00
Volatility	125.00%	125.00%
Stock price	$8.75	$8.00
Debt discount rate	37.82%	37.35%

Extension Note Bifurcated Derivative

The Company established the initial fair value for the Extension Note Bifurcated Derivative as of June 24, 2024, the date the Business combination closed. As of June 30, 2024, the fair value was remeasured. As such, the Company used a Discounted Cash Flow model (“DCF”) that fair values the early termination/repayment features of the debt. The DCF was used to value the Extension

Note Bifurcated Derivative for the initial periods and subsequent measurement periods. The change in fair value between initial measurement and June 30, 2024, was recognized in the statement of operations under change in fair value of financial instruments.

The Extension Note Bifurcated Derivative was classified within Level 3 of the fair value hierarchy at the initial measurement date, due to the use of unobservable inputs. The key inputs into the DCF model for the Extension Note Bifurcated Derivative were as follows at June 24, 2024:

June 24, 2024
CCC bond rates	14.36%
Expected term (years)	—

Additional Bridge Note

The Company established the initial fair value for the Additional Bridge as of as of June 24, 2024, the date the Business combination closed. As of June 30, 2024, the fair value was remeasured. As such, the Company used a MCM that fair values the early termination/repayment features of the debt. The MCM was used to value the Additional Bridge Note for the initial periods and subsequent measurement periods. The change in fair value between initial measurement and June 30, 2024, was recognized in the statement of operations under change in fair value of financial instruments.

The Additional Bridge Note was classified within Level 3 of the fair value hierarchy at June 30, 2024 and June 24, 2024 due to the use of unobservable inputs. The key inputs into the MCM model for the Additional Bridge Note were as follows at June 30, 2024, and June 24, 2024:

	June 30, 2024	June 24, 2024
Risk-free interest rate	5.47%	5.42%
Expected term (years)	0.89	0.91
Volatility	110.00%	110.00%
Stock price	$8.75	$12.11
Debt discount rate	41.59%	41.12%

Exchange Note

The Company established the initial fair value for the Exchange Note as of as of June 24, 2024, the date the Business combination closed. As of June 30, 2024, the fair value was remeasured. As such, the Company using the MCM that fair values the early termination/repayment features of the debt. The MCM was used to value the Exchange Note for the initial periods and subsequent measurement periods. The change in fair value between initial measurement and June 30, 2024, was recognized in the statement of operations under change in fair value of financial instruments.

The Exchange Note was classified within Level 3 of the fair value hierarchy at the initial measurement dates and as of June 30, 2024 and June 24, 2024 due to the use of unobservable inputs. The key inputs into the MCM model for the Exchange Note were as follows at June 30, 2024 and June 24, 2024:

	June 30, 2024	June 24, 2024
Risk-free interest rate	4.98%	4.98%
Expected term (years)	1.30	1.32
Volatility	110.00%	110.20%
Stock price	$8.75	$12.11
Debt discount rate	49.26%	48.79%

ELOC/Equity Financing

The Company established the initial fair value for the ELOC as of as of June 24, 2024, the date the Business combination closed. As of June 30, 2024, the fair value was remeasured. As such, the Company used the MCM that fair values the early termination/repayment features of the debt. The MCM was used to value the ELOC for the initial periods and subsequent measurement periods. The change in fair value between initial measurement and June 30, 2024, was recognized in the statement of operations under change in fair value of financial instruments.

The ELOC was classified within Level 3 of the fair value hierarchy at the initial measurement dates and as of June 30, 2024 due to the use of unobservable inputs. The key inputs into the MCM model for the ELOC were as follows at June 30, 2024 and at June 24, 2024:

	June 30, 2024	June 24, 2024
Risk-free interest rate	4.62%	4.46%
Expected term (years)	2.98	3.00
Volatility	105.70%	105.80%
Stock price	$8.75	$12.11

Level 3 Changes in Fair Value

The change in the fair value of the Level 3 financial liabilities for the period from June 24, 2024, through June 30, 2024 is summarized as follows:

Level 3 Changes in Fair Value of Derivatives for the period from June 24, 2024, through June 30, 2024:

	Extension Note
	Bifurcated	Exchange	Quantum	Additional
	Derivative	Note	Note	Bridge Note	ELOC	Total
Fair value as of December 31, 2023	$—	$—	$—	$—	$—	$—
Fair value as of June 24, 2024	33,000	6,155,925	—	466,646	694,512	7,350,083
Initial fair value of Quantum Note at June 25, 2024	—	—	4,618,234	—	—	4,618,234
Settlement of Exchange Note	(33,000)	—	—	—	—	(33,000)
Change in fair value	—	(489,052)	78,816	(69,238)	(56,191)	(535,665)
Fair value as of June 30, 2024	$—	$5,666,873	$4,697,050	$397,408	$638,321	$11,399,652

Transfers to/from Levels 1, 2 and 3 are recognized at the end of the reporting period in which a change in valuation technique or methodology occurs. There were no transfers to or from the various levels for the three and six months ended June 30, 2024, and 2023.

Digital Health Acquisition Corp.
FAIR VALUE MEASUREMENTS

NOTE 10. FAIR VALUE MEASUREMENTS

The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:

On December 31, 2023, assets held in the Trust Account were comprised of $1,368,637 in money market funds primarily invested in U.S. Treasury securities. During the year ended December 31, 2023, the Company did withdrew an amount of $71,436 from the Trust Account to pay tax obligations and $6,796,063 in connection with redemptions.

On December 31, 2022, assets held in the Trust Account were comprised of $7,527,369 in money market funds primarily invested in U.S. Treasury securities. During the year ended December 31, 2022, the Company withdrew $110,472,254 as a result of an aggregate of 10,805,877 shares of common stock redeemed on October 20, 2022 and the Company did not withdraw any interest income from the Trust Account.

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis on December 31, 2023 and 2022 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value. The fair value of securities held in the Trust on December 31, 2023 and , 2022 are as follows:

	Trading Securities	Level	Fair Value
December 31, 2023	Money Market Funds	1	$1,368,637

	Trading Securities	Level	Fair Value
December 31, 2022	Money Market Funds	1	$7,527,369

The following table presents fair value information as of December 31, 2023 and 2022 of the Company’s financial liabilities that were accounted for at fair value on a recurring basis and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value:

December 31, 2023	Fair Value	(Level 1)	(Level 2)	(Level 3)
Liabilities:
Extension Note – Bifurcated Derivative	$22,872	$—	$—	$22,872
ELOC	$203,720	$—	$—	$203,720
Additional Bridge Note	$102,726	$—	$—	$102,726
Exchange Note	$2,621,558	$—	$—	$2,621,558

December 31, 2022	Fair Value	(Level 1)	(Level 2)	(Level 3)
Liabilities:
PIPE Forward Contract	$170,666	$—	$—	$170,666
Bridge Note – Bifurcated Derivative	$364,711	$—	$—	$364,711

Measurement

Bridge Note Bifurcated Derivative

The Company established the initial fair value for the Bridge Note Bifurcated Derivative as of October 5, 2022, which was the date the Bridge Note was executed. On December 31, 2022, the fair value was remeasured. As such, the Company used a Probability Weighted Expected Return Method (“PWERM”) that fair values the early termination/repayment features of the debt. The PWERM is a multi-step process in which value is estimated based on the probability-weighted present value of various future outcomes. The PWERM was used to value the Bridge Note Bifurcated Derivative for the initial periods and subsequent measurement periods. As a result of the Exchange Agreement on November 21, 2023, the Bridge Note was extinguished and the Derivative no longer exists.

The Bridge Note Bifurcated Derivative was classified within Level 3 of the fair value hierarchy at the initial measurement dates and as of November 21, 2023 and December 31, 2022 due to the use of unobservable inputs. The key inputs into PWERM for the Bridge Note Bifurcated Derivative at the termination date of November 21, 2023 and as of December 31, 2022 were as follows:

	November 21, 2023	December 31, 2022
CCC bond rates	n/a	15.09%
Risk-free interest rate	5.38%	n/a
Stock price	$12.64	n/a
Volatility	0.1%	n/a
Weighted term	0.61	n/a
Probability of early termination/repayment – business combination not completed	—%	5%
Probability of early termination/repayment – business combination completed, or PIPE completed	—%	95%
Probability of completing a business combination by March 31, 2023	—%	50%
Probability of completing a business combination by June 30, 2023	—%	50%

Extension Note Bifurcated Derivative

The Company established the initial fair value for the Extension Note Bifurcated Derivative as of May 5, 2023, which was the date the Extension Note was executed. On December 31, 2023, the fair value was remeasured. As such, the Company used a Discounted Cash Flow model (“DCF”) that fair values the early termination/repayment features of the debt. The DCF was used to value the Extension Note Bifurcated Derivative for the initial periods and subsequent measurement periods.

The Extension Note Bifurcated Derivative was classified within Level 3 of the fair value hierarchy at the initial measurement dates and as of May 5, 2023 and December 31, 2023 due to the use of unobservable inputs. The key inputs into the DCF model for the Extension Note Bifurcated Derivative were as follows at May 5, 2023, initial value, and at December 31, 2023:

	December 31, 2023	May 5, 2023
Risk-free interest rate	—%	5.13%
CCC bond rates	12.96%	14.69%
Expected term (years)	0.25	0.38
Probability of completing a business combination by August 30, 2023	—%	25%
Probability of completing a business combination by September 30, 2023	—%	75%
Probability of completing a business combination by December 31, 2023	—%	—%
Probability of completing a business combination by March 31, 2024	100%	—%

PIPE Forward Contract

The Company established the initial fair value for the PIPE Forward Contract as of October 6, 2022, which was the date of the PIPE Securities Purchase Agreement was executed. On December 31, 2022, the fair value was remeasured. As such, the Company utilizing a PWERM. The PWERM is a multistep process in which value is estimated based on the probability-weighted present value of various future outcomes to value the PIPE Forward Contract for the initial periods and subsequent measurement periods. On July 11, 2023, each of the PIPE Investors provided notice to the Company that since the Outside Date Closing Condition was not met, the PIPE Investors were under no obligation to close the PIPE Financing. As a result, the forward contract is terminated and derecognized as of July 11, 2023.

The PIPE Forward Contract was classified within Level 3 of the fair value hierarchy at the initial measurement dates and as of December 31, 2022 due to the use of unobservable inputs. As a result of the termination of the PIPE Forward Contract on July 11, 2023, the PIPE Forward Contract was derecognized. The key inputs into the PWERM for the PIPE Forward Contract were as follows at June 30, 2023 (as there were no significant transactions or events related to the close of the business combination that would effect the valuation between June 30, 2023 and July 11, 2023, the date the contract was terminated) and December 31, 2022:

	June 30, 2023	December 31, 2022	October 6, 2022
Risk-free interest rate	5.43%	4.76%	4.00%
Expected term (years)	0.23	0.37	0.61
Probability of completing a business combination	75%	95%	90%

Additional Bridge Note

The Company established the initial fair value for the Additional Bridge as of November 21, 2023, which was the date the initial Additional Bridge Note was executed. On December 31, 2023, the fair value was remeasured. As such, the Company used a Monte Carlo model (“MCM”) that fair values the early termination/repayment features of the debt. The MCM was used to value the Additional Bridge Note for the initial periods and subsequent measurement periods.

The Additional Bridge Note was classified within Level 3 of the fair value hierarchy at the initial measurement dates and as of November 21, 2023 and December 31, 2023 due to the use of unobservable inputs. The key inputs into the MCM model for the Additional Bridge Note were as follows at November 21, 2023, initial value, and at December 31, 2023:

	December 31, 2023	November 21, 2023
Risk-free interest rate	5.40%	5.48%
Expected term (years)	0.25	0.36
Volatility	95%	95%
Stock price	$2.00	$2.00
Debt discount rate	39.7%	41.5%
Probability of early termination/repayment – business combination not completed	20%	20%
Probability of completing a business combination by March 31, 2024	80%	80%

Exchange Note

The Company established the initial fair value for the Exchange Note as of November 21, 2023, which was the date the Exchange Note was executed. On December 31, 2023, the fair value was remeasured. As such, the Company using the MCM that fair values the early termination/repayment features of the debt. The MCM was used to value the Exchange Note for the initial periods and subsequent measurement periods.

The Exchange Note was classified within Level 3 of the fair value hierarchy at the initial measurement dates and as of November 21, 2023 and December 31, 2023 due to the use of unobservable inputs. The key inputs into the MCM model for the Exchange Note were as follows at November 21, 2023, initial value, and at December 31, 2023:

	December 31, 2023	November 21, 2023
Risk-free interest rate	5.21%	5.48%
Expected term (years)	0.71	0.61
Volatility	95%	96%
Stock price	$2.00	$2.00
Debt discount rate	47.54%	49.17%
Probability of completing a business combination by March 31, 2024	80%	80%

ELOC/Equity Financing

The Company established the initial fair value for the ELOC as of November 21, 2023, which was the date the ELOC Equity Purchase Agreement was executed. On December 31, 2023, the fair value was remeasured. As such, the Company using the MCM that fair values the early termination/repayment features of the debt. The MCM was used to value the ELOC for the initial periods and subsequent measurement periods.

The ELOC was classified within Level 3 of the fair value hierarchy at the initial measurement dates and as of November 21, 2023 and December 31, 2023 due to the use of unobservable inputs. The key inputs into the MCM model for the ELOC were as follows at November 21, 2023, initial value, and at December 31, 2023:

	December 31, 2023	November 21, 2023
Risk-free interest rate	3.99%	4.57%
Expected term (years)	3.25	3.36
Volatility	96.4%	96.4%
Stock price	$2.00	$2.00
Probability of completing a business combination by March 31, 2024	80%	80%

Level 3 Changes in Fair Value

The change in the fair value of the Level 3 financial liabilities for the period from contract inception through December 31, 2023 and 2022 is summarized as follows:

Level 3 Changes in Fair Value of Derivatives for the year ended December 31, 2023:

		Bridge Note -	Extension Note -
	Forward	Bifurcated	Bifurcated
	Contract	Derivative	Derivative
Fair value as of December 31, 2022	$170,666	$364,711	$—
Initial value of Extension Note – Bifurcated Derivative May 5, 2023	—	—	24,502
Change in valuation inputs or other assumptions	529,840	(120,267)	(1,630)
Derecognized value at termination date	(700,506)	(244,444)	—
Fair value as of December 31, 2023	$—	$—	$22,872

Level 3 Change in Fair Value of Notes for the year ended December 31, 2023:

	Exchange	Additional
	Note	Bridge Note	ELOC
Fair value as of January 1, 2023	$—	$—	$—
Initial value of Extension Note, Additional Bridge Note and ELOC November 21, 2023	2,523,744	100,000	204,039
Change in valuation inputs or other assumptions	(97,814)	2,726	(318)
Fair value as of December 31, 2023	$2,621,558	$102,726	$203,720

Level 3 Changes in Fair Value of Derivatives for the year ended December 31, 2022:

		Bridge Note -	Extension Note -
	Forward	Bifurcated	Bifurcated
	Contract	Derivative	Derivative
Fair value at October 5, 2022 (Initial measurement)	$—	$278,404	$—
Fair value at October 6, 2022 (Initial measurement)	—	—	—
Change in valuation inputs or other assumptions	170,666	86,307	—
Fair value as of December 31, 2022	$170,666	$364,711	$—

Transfers to/from Levels 1, 2 and 3 are recognized at the end of the reporting period in which a change in valuation technique or methodology occurs. There were no transfers to or from the various Levels for the years ended December 31, 2023 and 2022.